Long-term debt (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	June 30, 2013	December 31, 2012

Long-term debt:
Revolving credit facilities	$2,278,442	$2,287,942
Term loan credit facilities	814,916	803,002

Long-term debt	3,093,358	3,090,944
Current portion	(150,612)	(66,656)

Long-term debt	$2,942,746	$3,024,288